SEGMENTED REPORTING	6 Months Ended
Feb. 28, 2022
Disclosure of operating segments [abstract]
SEGMENTED REPORTING [Text Block]

11. SEGMENTED REPORTING

Segmented information is provided on the basis of geographical segments as the Company manages its business through two geographical regions - Canada and South Africa. The Chief Operating Decision Makers ("CODM") reviews information from the below segments separately so the below segments are separated.

The Company evaluates performance of its operating and reportable segments as noted in the following table:

At February 28, 2022	Assets	Liabilities

Canada	$10,549	$1,699
South Africa	43,310	449
	$53,859	$2,148
At August 31, 2021	Assets	Liabilities

Canada	$7,038	$29,625
South Africa	44,161	2,101
	$51,199	$31,726

Comprehensive Loss (Income) for the period ended	February 28, 2022	February 28, 2021

Canada	$6,648	$7,974
South Africa	1,698	(4,746)
	$8,346	$3,228